UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

(a)

FIRST SENTIER GLOBAL LISTED INFRASTRUCTURE FUND

CLASS I (FLIIX)

FIRST SENTIER AMERICAN LISTED INFRASTRUCTURE FUND

CLASS I (FLIAX)

SEMI-ANNUAL REPORT

April 30, 2021

First Sentier Global Listed Infrastructure Fund

April 30, 2021

Dear Shareholder,

We are pleased to present the semi-annual report for the First Sentier Global Listed Infrastructure Fund (NASDAQ: FLIIX), (the “Fund”), covering the fiscal period from November 1, 2020 to April 30, 2021.

The following table provides a summary of the Fund’s performance over this period as of April 30, 2021, compared to the FTSE Global Core Infrastructure 50/50 Net Index, the Fund’s benchmark index.

Period	Fund (net of fees)	FTSE Global Core Infrastructure 50/50 Net Index
6 Months	18.36%	17.59%
1 Year	22.05%	21.56%
3 Years	8.57%	8.43%
Since Inception (2/28/2017)	7.91%	8.24%

Performance greater than one year is annualized. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-888-898-5040. The gross expense ratio of the Fund is 1.51%.

The Fund provides investors with exposure to a diversified, actively managed portfolio of global listed infrastructure assets, including toll roads, airports, railroads, utilities, pipelines and mobile towers. These assets share common characteristics, like barriers to entry and pricing power, which can potentially provide investors with inflation-protected income and steady capital growth.

Global listed infrastructure delivered strongly positive returns during the fiscal period November 1, 2020 through April 30, 2021. Progress in the development of coronavirus vaccines caused the asset class to rally, along with broader financial markets, as investors looked forward to a return to economic normality.

The best performing infrastructure sub-sectors were those with the most scope to benefit from increased levels of economic activity. Strong gains for North American energy infrastructure stocks such as Cheniere Energy and Pembina Pipeline reflected robust North American hydrocarbon export volumes and improving commodity prices. Investor sentiment towards the sector was further buoyed by Canadian pipeline operator Inter Pipeline (not held) receiving an unsolicited takeover bid in February 2021 from an unlisted infrastructure manager.

Transport infrastructure gained sharply. Airport operators rallied as investors anticipated a return to international travel against a backdrop of vaccine rollouts and sequentially improving passenger numbers. Mexican operators including ASUR were buoyed by favourable revisions to their regulatory terms, allowing them to reduce capital expenditures and increase tariffs.

Railroads also delivered healthy gains. The North American freight rail space saw a fierce bidding war for U.S. operator Kansas City Southern (not held), highlighting the strategic value of the sector’s long life, impossible-to-replicate track networks. Japanese passenger rail companies such as East Japan Railway also climbed on the prospect of a passenger volume recovery.

Utilities delivered positive returns during this period, but lagged strongly rising markets. Higher bond yields represented somewhat of a headwind to these defensive stocks over this period. Within this space, Chinese gas utilities were amongst the strongest performers, on the view that China’s plan to turn carbon neutral by 2060 could potentially further boost an already-healthy growth trajectory, with natural gas used as a transition fuel away from coal.

Towers & Data Centers also underperformed. Having held up well in falling markets when coronavirus was worsening, appetite for these companies waned somewhat as vaccine hopes rose. Fierce bidding at the latest round of US 5G spectrum auctions also raised concerns that telecom companies (the towers’ customers) could be left with less capital than expected for network investment.

Positioning
The Fund is managed using a disciplined, bottom-up investment process with equal emphasis on quality and valuation, which aims to identify mispricing.

Toll roads represent the portfolio’s largest sector overweight. We believe these companies represent exceptional value at current levels. Traffic volumes have proved more resilient than those of other transport infrastructure assets; and toll roads are leading a return to normal demand levels as vaccine programs are rolled out. Using Sydney as a case study, data over 2020 and early 2021 has shown that whilst WFH has clearly impacted CBD office occupancy (consistent with anecdotal evidence of 2-3 days in the office and surveys of a desire to spend some time working from home), the impact on toll road traffic is much less pronounced. In fact, on certain roads, traffic is back to pre-pandemic levels.

The portfolio is overweight Gas Utilities. The portfolio’s holdings in this sector consist of a Chinese operator benefitting from central government support for the transition to cleaner fuels; a Japanese gas utility trading at deep value, and specialist U.S. and European names operating from strong strategic positions within niche markets.

The portfolio is also overweight Towers / Data Centres. The sector’s structural growth drivers of increasing data mobility / connectivity needs in coming years remain robust.

The portfolio has an underweight exposure to Multi / Electric Utilities, as some utilities are trading at levels where limited mispricing is evident. That said, a substantial portion of the portfolio consists of high conviction positions in this space, with a focus on higher quality assets, material scope for capital expenditure related earnings growth, or clear mispricing.

An underweight exposure to the Pipelines sector has been maintained. While the sector has delivered solid gains in recent months, we remain conscious of the structural headwinds that these companies could face as Net Zero initiatives gather pace.

The portfolio is also underweight the Airports sector. It remains to be seen how quickly consumer behaviour will return to normal, while business travel may never regain previous levels. The portfolio’s exposure is focused primarily on higher quality European operators such as Spain’s AENA whose passenger mix is tilted towards Leisure and VFR (visiting friends and relatives) travellers. These categories could see numbers rebound sharply as travel restrictions are lifted.

Conclusion
The outlook for the asset class is positive. Government attempts to bolster economic fundamentals through infrastructure and green energy stimulus plans – including Biden’s infrastructure plan – are likely to benefit many global listed infrastructure firms. In particular, the ongoing repair and replacement of old energy transmission and distribution grids, along with the accelerating build-out of renewables, should represent a steady source of utility earnings growth over many years.

There is also scope for a material recovery in traffic / passenger volumes across coronavirus-impacted infrastructure sectors such as toll roads, airports and passenger rail, as vaccine programs ramp up globally. Rising interest rate risk now appears to have been priced into Towers’ valuations. Ever-increasing demand for mobile data / connectivity needs continues to underpin steady earnings growth for these companies, insulating them from the ebbs and flows of the broader global economy.

More broadly, we also note that financial market pessimism towards global listed infrastructure and optimism towards higher risk assets over the past 12 months has driven an increase in intrinsic value across the asset class. This bodes well for future global listed infrastructure performance.

Sincerely,

The First Sentier Investors Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs, high leverage, regulation costs, economic slowdown, surplus capacity, increased competition, lack of fuel availability and energy conversation policies.  The Fund invests in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investing in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of nationalization, confiscation or the imposition of restrictions on foreign investment.  Investing in master limited partnerships (“MLPs”) involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  Risks inherent in the structure of MLPs, include complex tax structure risks, limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates.  Some of the risks involved in investing in real estate investment trusts (“REITs”) include a general decline in the value of real estate, fluctuations in rental income, changes in interest rates, increases in property taxes, increased operating costs, overbuilding, changes in zoning laws, and changes in consumer demand for real estate.  Since the Fund’s investments are comprised of companies in the same industry or group of industries, the Fund may be subject to greater volatility than a fund that invests in a wider variety of industries.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The FTSE Global Core Infrastructure 50/50 Net Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors.  The constituent weights for this index are adjusted as part of the semi-annual review according to three broad industry sectors – 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers.  Company weights within each group are adjusted in proportion to their investable market capitalization.

You cannot invest directly in an index.

Beta is a measure of volatility relative to the market.

Capital Expenditure is money spent by a business on acquiring or maintaining fixed assets, such as land, buildings, and equipment.

Diversification does not guarantee a profit or protect from loss in a declining market.

Must be preceded or accompanied by a prospectus

Quasar Distributors, LLC, Distributor.

First Sentier American Listed Infrastructure Fund

April 30, 2021

Dear Shareholder,

We are pleased to present the inaugural semi-annual report for the First Sentier American Listed Infrastructure Fund (NASDAQ: FLIAX), (the “Fund”); covering the fiscal period from inception on December 29, 2020 to April 30, 2021.

The following table provides a summary of the Fund’s performance over this period as of April 30, 2021, compared to the FTSE USA Core Infrastructure Capped Net Index, the Fund’s benchmark index.

Period	Fund (net of fees)	FTSE USA Core Infrastructure Capped Net Index
3 Months	13.28%	12.46%
Since Inception (12/29/2020)	14.30%	13.31%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-888-898-5040. The gross expense ratio of the Fund is 5.43%. The net expense ratio is 0.75%. Contractual waivers through 02/27/22. The Fund has been in existence for less than one year; cumulative performance may not be indicative of the Fund’s long-term potential. The Fund returns will fluctuate over long and short-term periods.

The First Sentier American Listed Infrastructure Fund is a United States-focused liquid real asset strategy. It seeks to achieve growth of capital and inflation protected income by investing in the shares of essential service infrastructure companies that own assets in the U.S. These companies include electric, gas and water utilities, cell towers, freight rail, energy infrastructure (oil and natural gas pipelines & storage), waste management, data centers, toll roads and airports.

The Fund delivered strongly positive returns during the fiscal period from inception on December 29, 2020 through April 30, 2021, aided by progress in the development of coronavirus vaccines, and supportive U.S. policy proposals. In March, President Biden released details of a $2.3 trillion American Jobs Plan, which contained a number of positive implications for U.S. infrastructure stocks.

The best performing American infrastructure sub-sectors were those with the most scope to benefit from increased levels of economic activity. Strong gains for U.S. energy infrastructure stocks such as Cheniere Energy and ONEOK reflected robust North American hydrocarbon export volumes and improving commodity prices.

Freight rail also delivered healthy gains. A fierce bidding war for U.S. operator Kansas City Southern highlighted the strategic value of the sector’s long life, impossible-to-replicate track networks.

Utilities delivered positive returns during this period but lagged strongly rising markets. Higher bond yields represented somewhat of a headwind to these defensive stocks over this period.

Positioning
The Fund is actively managed using a disciplined, bottom-up investment process with equal emphasis on quality and valuation, which aims to identify mispricing.

Towers represent the portfolio’s largest sector overweight. The sector’s structural growth drivers of increasing data mobility / connectivity needs in coming years remain robust.

The portfolio has an underweight exposure to Gas and Electric Utilities, as some are trading at levels where limited mispricing is evident. That said, a substantial portion of the portfolio consists of high conviction positions in this space, with a focus on higher quality assets, material scope for capital expenditure-related earnings growth, or clear mispricing.

The portfolio also has an underweight exposure to energy infrastructure. While the sector has delivered solid gains in recent months, we remain conscious of the structural headwinds that these companies could face as Net Zero initiatives gather pace.

Conclusion
The outlook for American Listed Infrastructure is positive. These assets are positioned to potentially benefit from a number of substantial, long term structural growth drivers. These are described below, along with the sub-sectors that are most exposed to each theme:

(1) decarbonization of electricity via renewable energy (utilities)
(2) growing data mobility and connectively (cell towers, fiber, small cells, data centers)
(3) electrification of transport (utilities)
(4) decarbonization of transport (freight railways, utilities)
(5) replacement of aged assets (utilities, airports, toll roads)
(6) reduction of urban congestion (toll roads)
(7) higher air-conditioning demand from climate change (utilities), and
(8) increased recycling of waste (waste management).

Potentially offsetting these positive drivers to some extent are:

(1) reduced demand for oil and natural gas, and subsequent reduced need for pipeline and storage assets supporting it (energy infrastructure)
(2) lower natural gas heating from climate change and net zero goals (utilities), and
(3) lower landfill waste volumes (waste management).

We also observe that financial market pessimism towards American Listed Infrastructure and optimism towards higher risk assets over the past 12 months has driven an increase in intrinsic value across the asset class. This may bode well for future American Listed Infrastructure performance.

Sincerely,

The First Sentier Investors Management Team

Mutual fund investing involves risk.  Principal loss is possible.  Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs, high leverage, regulation costs, economic slowdown, surplus capacity, increased competition, lack of fuel availability and energy conversation policies.  The Fund invests in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investing in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of nationalization, confiscation or the imposition of restrictions on foreign investment.  Investing in master limited partnerships (“MLPs”) involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  Risks inherent in the structure of MLPs, include complex tax structure risks, limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates.  Some of the risks involved in investing in real estate investment trusts (“REITs”) include a general decline in the value of real estate, fluctuations in rental income, changes in interest rates, increases in property taxes, increased operating costs, overbuilding, changes in zoning laws, and changes in consumer demand for real estate.  Since the Fund’s investments are comprised of companies in the same industry or group of industries, the Fund may be subject to greater volatility than a fund that invests in a wider variety of industries.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The FTSE USA Core Infrastructure Capped Net Index comprises the U.S. constituents of the FTSE Developed Core Infrastructure Index, which are capped to limit the exposure of particular infrastructure subsectors. Constituents are selected from the underlying index using FTSE Russell’s definition of infrastructure.

You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus

Quasar Distributors, LLC, Distributor.

First Sentier Global Listed Infrastructure Fund

Sector Allocation of Portfolio Assets at April 30, 2021 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

First Sentier American Listed Infrastructure Fund

Sector Allocation of Portfolio Assets at April 30, 2021 (Unaudited)

7.7%
25.3%
46.2%
20.8%
Energy
Industrials
Utilities
REITs

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

First Sentier Global Listed Infrastructure Fund

Schedule of Investments
at April 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS: 84.64%
	Airport Services - 6.91%
15,535	Aena SME SA*^	$2,699,927
7,958	Flughafen Zurich AG*^	1,431,491
33,630	Grupo Aeroportuario del Sureste SAB de CV - Class B*^	569,504
		4,700,922

	Construction & Engineering - 3.70%
11,005	Eiffage SA*^	1,205,467
11,919	VINCI SA^	1,307,875
		2,513,342

	Electric Utilities - 26.02%
31,261	Alliant Energy Corp.	1,755,930
96,000	CLP Holdings Ltd.^	947,589
38,900	Emera, Inc.^	1,768,167
22,207	Evergy, Inc.	1,420,582
21,683	Eversource Energy	1,869,508
11,806	Exelon Corp.	530,562
36,089	First Energy Corp.	1,368,495
35,382	NextEra Energy, Inc.	2,742,459
12,834	Pinnacle West Capital Corp.	1,086,398
13,660	Portland General Electric Co.	694,748
80,942	SSE plc^	1,640,974
26,167	Xcel Energy, Inc.	1,865,707
		17,691,119

	Environmental & Facilities Services - 1.00%
6,415	Republic Services, Inc.	681,915

	Gas Utilities - 7.11%
9,015	Atmos Energy Corp.	933,864
250,400	China Gas Holdings Ltd.^	902,556
27,120	Rubis SCA^	1,273,095
41,800	Tokyo Gas Co. Ltd.^	848,285
19,993	UGI Corp.	873,894
		4,831,694

	Highways & Railtracks - 12.21%
68,633	Atlantia SpA*^	1,338,021
400,600	CCR SA^	891,607
1,068,000	Jiangsu Expressway Co. Ltd. - Class H^	1,256,969
102,297	Promotora y Operadora de Infraestructura SAB de CV^	787,137
369,805	Transurban Group^	4,032,459
		8,306,193

	Integrated Telecommunication Services - 1.39%
81,118	Infrastrutture Wireless Italiane SpA^	946,446

	Multi-Utilities - 11.39%
8,623	Avista Corp.	396,830
70,541	CenterPoint Energy, Inc.	1,727,549
42,112	Dominion Energy, Inc.	3,364,749
106,349	Hera SpA^	427,956
47,971	National Grid plc^	604,698
47,077	NiSource, Inc.	1,224,944
		7,746,726

	Oil & Gas Storage & Transportation - 3.75%
9,315	Cheniere Energy, Inc.*	722,099
59,200	Pembina Pipeline Corp.^	1,827,318
		2,549,417

First Sentier Global Listed Infrastructure Fund

Schedule of Investments
at April 30, 2021 (Unaudited) (Continued)

Shares		Value
	Railroads - 6.95%
434,521	Aurizon Holdings Ltd.^	$1,250,104
16,902	CSX Corp.	1,702,877
6,343	Norfolk Southern Corp.	1,771,219
		4,724,200

	Water Utilities - 4.21%
18,829	Essential Utilities, Inc.	887,411
694,000	Guangdong Investment Ltd.^	1,068,501
26,578	Severn Trent plc^	909,769
		2,865,681
	TOTAL COMMON STOCKS (Cost $51,953,041)	57,557,655

	MLP INVESTMENTS: 4.33%
	Oil & Gas Storage & Transportation - 4.33%
64,766	Enterprise Products Partners, LP	1,490,266
31,069	Magellan Midstream Partners, LP	1,453,097
	TOTAL MLP INVESTMENTS (Cost $2,260,507)	2,943,363

	REITs: 9.89%
	Real Estate - 9.89%
15,620	American Tower Corp.	3,979,507
9,154	SBA Communications Corp.	2,743,637
	TOTAL REITs (Cost $6,229,462)	6,723,144

	Total Investments in Securities (Cost $60,443,010): 98.86%	67,224,162
	Other Assets in Excess of Liabilities: 1.14%	773,210
	Net Assets: 100.00%	$67,997,372

* Non-income producing security.
^ Foreign issuer.

LP	Limited Partnership
Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SpA	Società per Azioni is the Italian term for a limited share company.
AG	Aktiengesellschaft is the German term for a public limited company.
SCA	Societe en commandite par actions is the French term for a limited share company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	55.97%
Australia	7.77%
China	6.14%
France	5.57%
Canada	5.29%
United Kingdom	4.64%
Italy	3.99%
Spain	3.97%
Switzerland	2.11%
Mexico	1.99%
Brazil	1.31%
Japan	1.25%
100.00%

First Sentier American Listed Infrastructure Fund

Schedule of Investments
at April 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS: 76.52%
	Electric Utilities - 31.63%
931	Alliant Energy Corp.	$52,294
196	Duke Energy Corp.	19,735
800	Emera, Inc.^	36,363
911	Evergy, Inc.	58,277
666	Eversource Energy	57,423
626	Exelon Corp.	28,132
1,661	FirstEnergy Corp.	62,985
1,772	NextEra Energy, Inc.	137,348
739	OGE Energy Corp.	24,801
527	Pinnacle West Capital Corp.	44,611
310	Portland General Electric Co.	15,767
145	Southern Co.	9,595
965	Xcel Energy, Inc.	68,804
		616,135

	Environmental & Facilities Services - 1.49%
273	Republic Services, Inc.	29,020

	Gas Utilities - 2.98%
305	Atmos Energy Corp.	31,595
604	UGI Corp.	26,401
		57,996

	Multi-Utilities - 10.06%
209	Avista Corp.	9,618
1,929	CenterPoint Energy, Inc.	47,241
1,187	Dominion Energy, Inc.	94,841
138	DTE Energy Co.	19,323
961	NiSource, Inc.	25,005
		196,028

	Oil & Gas Storage & Transportation - 7.44%
488	Cheniere Energy, Inc.*	37,830
4,862	Kinder Morgan, Inc.	82,897
462	ONEOK, Inc.	24,181
		144,908

	Railroads - 22.92%
1,478	CSX Corp.	148,908
65	Kansas City Southern	18,994
558	Norfolk Southern Corp.	155,816
553	Union Pacific Corp.	122,815
		446,533
	TOTAL COMMON STOCKS (Cost $1,322,658)	1,490,620

	REITs: 20.14%
	Real Estate - 20.14%
753	American Tower Corp.	191,842
226	CoreSite Realty Corp.	27,457
280	Crown Castle International Corp.	52,937
401	SBA Communications Corp.	120,188
	TOTAL REITs (Cost $346,151)	392,424

	Total Investments in Securities (Cost $1,668,809): 96.66%	1,883,044
	Other Assets in Excess of Liabilities: 3.34%	65,082
	Net Assets: 100.00%	$1,948,126

	* Non-income producing security.
	^ Foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

First Sentier Funds
STATEMENTS OF ASSETS AND LIABILITIES
at April 30, 2021 (Unaudited)

	First Sentier Global Listed Infrastructure Fund	First Sentier American Listed Infrastructure Fund
ASSETS
Investments, at value (cost $60,443,010 and $1,668,809, respectively)	$67,224,162	$1,883,044
Cash	387,716	61,339
Foreign cash, at value (cost $240,264 and $0, respectively)	240,583	-
Receivables
Due from Adviser	-	16,347
Securities sold	85,844	1,600
Dividends and interest	98,930	3,080
Dividend tax reclaim	22,610	41
Prepaid expenses	14,232	21,271
Total assets	68,074,077	1,986,722

LIABILITIES
Payables
Due to Adviser	20,357	-
Administration and fund accounting fees	17,276	17,903
Audit fees	10,414	6,619
Shareholder servicing fees	2,438	-
Transfer agent fees and expenses	5,980	9,122
Legal fees	-	706
Trustee fees and expenses	365	574
Custody fees	17,633	1,461
Chief Compliance Officer fee	2,242	2,178
Accrued expenses	-	33
Total liabilities	76,705	38,596

NET ASSETS	$67,997,372	$1,948,126

CALCULATION OF NET ASSET VALUE PER SHARE
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	5,750,218	170,488

Net asset value, redemption price and offering price per share	$11.83	$11.43

COMPONENTS OF NET ASSETS
Paid-in capital	$61,307,305	$1,704,878
Total distributable earnings	6,690,067	243,248
Total net assets	$67,997,372	$1,948,126

The accompanying notes are an integral part of these financial statements.

First Sentier Funds
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2021 (Unaudited)

	First Sentier Global Listed Infrastructure Fund*	First Sentier American Listed Infrastructure Fund**
NET INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $28,107 and $137, respectively)	$675,908	$13,734
Total income	675,908	13,734

Expenses
Advisory fees (Note 4)	232,351	4,483
Administration and fund accounting fees (Note 4)	52,050	34,080
Custody fees (Note 4)	30,521	4,510
Shareholder servicing fees (Note 5)	27,882	-
Transfer agent fees and expenses (Note 4)	19,319	12,024
Registration fees	12,648	453
Audit fees	10,414	6,619
Trustee fees and expenses	7,228	3,833
Chief Compliance Officer fees (Note 4)	6,929	4,366
Legal fees	4,130	2,599
Miscellaneous	3,766	1,367
Shareholder reporting	2,480	1,732
Insurance expense	1,282	-
Total expenses before fee waiver and expense reimbursement	411,000	76,066
Less: advisory fees waived and expenses reimbursed by Adviser (Note 4)	(119,786)	(71,583)
Net expenses	291,214	4,483
Net investment income	384,694	9,251

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on transactions from:
Investments	466,343	19,833
Foreign currency	27,503	(71)
Net change in unrealized appreciation/(depreciation) on:
Investments	9,567,137	214,235
Foreign currency	892	-
Net realized and unrealized gain on investments and foreign currency	10,061,875	233,997
Net increase in net assets resulting from operations	$10,446,569	$243,248

* For the six months ended April 30, 2021.
** For the period December 29, 2020 through April 30, 2021.

The accompanying notes are an integral part of these financial statements.

First Sentier Global Listed Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$384,694	$724,543
Net realized gain on transactions from:
Investments	466,343	116,067
Foreign currency	27,503	4,482
Net change in unrealized appreciation/(depreciation) on:
Investments	9,567,137	(4,976,367)
Foreign currency	892	(414)
Net increase/(decrease) in net assets resulting from operations	10,446,569	(4,131,689)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(1,458,746)	(1,303,427)
Total dividends and distributions	(1,458,746)	(1,303,427)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,700,000	25,741,477
Proceeds from shares issued in reinvestment of dividends	1,401,097	1,226,207
Cost of shares redeemed	(1,554,893)	(700,015)
Net increase in net assets resulting from capital share transactions	2,546,204	26,267,669

Total increase in net assets	11,534,027	20,832,553

NET ASSETS
Beginning of period	56,463,345	35,630,792

End of period	$67,997,372	$56,463,345

CHANGES IN SHARES OUTSTANDING
Shares sold	248,720	2,391,086
Shares issued in reinvestment of dividends	129,852	109,190
Shares redeemed	(143,573)	(66,289)
Net increase in shares outstanding	234,999	2,433,987

The accompanying notes are an integral part of these financial statements.

First Sentier American Listed Infrastructure Fund
STATEMENT OF CHANGES IN NET ASSETS

December 29, 2020*
through
April 30, 2021
(Unaudited)
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$9,251
Net realized gain/(loss) on transactions from:
Investments	19,833
Foreign currency	(71)
Net change in unrealized appreciation on:
Investments	214,235
Net increase in net assets resulting from operations	243,248

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,704,878
Net increase in net assets resulting from capital share transactions	1,704,878

Total increase in net assets	1,948,126

NET ASSETS
Beginning of period	-

End of period	$1,948,126

CHANGES IN SHARES OUTSTANDING
Shares sold	170,488
Net increase in shares outstanding	170,488

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

First Sentier Global Listed Infrastructure Fund
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Six Months Ended					February 28, 2017*
	April 30, 2021		Year Ended	Year Ended	Year Ended	through
	(Unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017

Net asset value, beginning of period	$10.24		$11.56	$9.90	$11.17	$10.00

Income from investment operations:
Net investment income	0.01		0.13	0.17	0.18	0.22
Net realized and unrealized gain/(loss) on investments and foreign currency	1.85		(1.10)	1.76	(0.73)	0.95
Total from investment operations	1.86		(0.97)	1.93	(0.55)	1.17

Less dividends and distributions:
Dividends from net investment income	(0.13)		(0.16)	(0.16)	(0.32)	-
Distributions from net realized gains	(0.14)		(0.19)	(0.11)	(0.40)	-
Total dividends and distributions	(0.27)		(0.35)	(0.27)	(0.72)	-

Net asset value, end of period	$11.83		$10.24	$11.56	$9.90	$11.17

Total return	18.36	%+	-8.62%	19.90%	-5.19%	11.70	%+

Supplemental data and ratios:
Net assets, end of period (thousands)	$67,997		$56,463	$35,631	$13,912	$6,109
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	1.33	%++	1.50%	1.93%	3.52%	4.53	%++
After fee waivers and expense reimbursement	0.94	%++	0.94%	0.94%	0.91%	0.99	%++
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	0.85	%++	1.05%	1.14%	(0.19%)	(0.32	%)++
After fee waivers and expense reimbursement	1.24	%++	1.61%	2.13%	2.42%	3.22	%++
Portfolio turnover rate	25.71	%+	61.67%	41.26%	60.14%	51.11	%+

*	Commencement of operations.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

First Sentier American Listed Infrastructure Fund
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

	December 29, 2020*
	through
	April 30, 2021
	(Unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.05
Net realized and unrealized gain on investments and foreign currency	1.38
Total from investment operations	1.43

Net asset value, end of period	$11.43

Total return	14.30	%+

Supplemental data and ratios:
Net assets, end of period (thousands)	$1,948
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	12.73	%++
After fee waivers and expense reimbursement	0.75	%++
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	(10.43	%)++
After fee waivers and expense reimbursement	1.55	%++
Portfolio turnover rate	20.34	%+

*	Commencement of operations.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited)

NOTE 1 - ORGANIZATION

The First Sentier Global Listed Infrastructure Fund (the “Global Listed Fund”) and the First Sentier American Listed Infrastructure Fund (the “American Listed Fund”), (each, a ‘Fund” and collectively, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Global Listed Fund is diversified and the American Listed Fund is non-diversified. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”  The investment objective of the Global Listed Fund and the American Listed Fund is to seek to achieve growth of capital and inflation-protected income.  The Global Listed Fund and the American Listed Fund currently offer Class I shares.  The Global Listed Fund’s Class I shares commenced operations on February 28, 2017.  The American Listed Fund’s Class I shares commenced operations on December 29, 2020.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Global Listed Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income, Expenses and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific lot identification.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Foreign Securities: The Global Listed Fund may invest up to 75% of its net assets in securities of foreign companies, including but not limited to depositary receipts.  Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited) (Continued)

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.

Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Global Listed Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

E.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

H.
Redemption Fees: Effective February 28, 2021, the Global Listed Fund does not charge a redemption fee.  Prior to February 28, 2021, the Fund charged a 2% redemption fee to shareholders who redeem shares held for 30 days or less.  Such fees were retained by the Fund and accounted for as an addition to paid-in capital.  During the period November 1, 2020 through February 28, 2021, the Fund did not collect redemption fees.

I.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2021, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited) (Continued)

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (“NYSE”) (4:00 p.m. EST).

Equity Securities: Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its net asset value per share, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  All assets denominated in foreign currency will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. EST.

For foreign securities traded on foreign exchanges, the Trust has selected ICE Data Services’ Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of each Fund’s securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the fair value hierarchy. First Sentier Investments (US) LLC

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited) (Continued)

(the “Adviser”) anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2021:

Global Listed Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$-	$946,446	$-	$946,446
Energy	2,549,417	-	-	2,549,417
Industrials	6,404,259	14,522,313	-	20,926,572
Utilities	24,511,797	8,623,423	-	33,135,220
Total Common Stocks	33,465,473	24,092,182	-	57,557,655
MLP Investments	2,943,363	-	-	2,943,363
REITs	6,723,144	-	-	6,723,144
Total Investments in Securities	$43,131,980	$24,092,182	$-	$67,224,162

American Listed Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Energy	$144,908	$-	$-	$104,908
Industrials	475,553	-	-	475,553
Utilities	870,159	-	-	870,159
Total Common Stocks	1,490,620	-	-	1,490,620
REITs	392,424	-	-	392,424
Total Investments in Securities	$1,883,044	$-	$-	$1,883,044

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited) (Continued)

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser provides the Funds with investment management services under an investment advisory agreement.  The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, each Fund pays the Adviser a monthly management fee.  The Funds each pay fees calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has delegated the day-to-day investment management of the Funds to First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”).  The Sub-Adviser is compensated by the Adviser from the management fees paid to the Adviser.  The sub-advisory fee to be received by the Sub-Adviser is 0.60% of average daily net assets.  The percentage of compensation the Sub-Adviser receives from the Adviser is subject to adjustment according to the Adviser’s transfer pricing methodology and therefore is subject to change.  For the period ended April 30, 2021, the Global Listed Fund and the American Listed Fund incurred advisory fees of $232,351 and $4,483, respectively.

The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses and class specific expenses such as the shareholder servicing plan fee) to the extent necessary to limit each Fund’s total annual fund operating expenses as a percent of average daily net assets as follows:

Global Listed Fund	0.85%
American Listed Fund	0.75%

Any such reduction made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the period ended April 30, 2021, the Adviser reduced its fees in the amount of $119,786 and $71,583 in the Global Listed Fund and the American Listed Fund, respectively.  No amounts were recouped by the Adviser.  The expense limitation will remain in effect through at least February 27, 2022 and may be terminated only by the Trust’s Board of Trustees.  The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	10/31/2021	10/31/2022	10/31/2023	4/30/2024	Total
Global Listed Fund	$121,841	$226,253	$249,900	$119,786	$717,780
American Listed Fund	-	-	-	71,583	71,583

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2021 are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of each Funds’ average daily net assets.  The American Listed Fund’s accrual is currently set at 0.00% through at least February 27, 2022, and any accrual increase must first be approved by the Board of Trustees.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited) (Continued)

service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  The shareholder servicing fees accrued by the Funds for the period ended April 30, 2021 are disclosed in the statements of operations.

NOTE 6 – LINE OF CREDIT

The Global Listed Fund has an uncommitted line of credit in the amount of $5,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  For the six months ended April 30, 2021 the Fund did not draw upon the line of credit.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Global Listed Fund	$23,399,600	$15,484,930
American Listed Fund	2,006,410	355,400

The Funds had no purchases or sales of U.S. government securities during the period ended April 30, 2021.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The American Listed Fund did not make a distribution in the period ended April 30, 2021.  The tax character of distributions paid by the Global Listed Fund during the period ended April 30, 2021 and the year ended October 31, 2020 was as follows:

	April 30, 2021	October 31, 2020
Ordinary income	$697,315	$1,021,906
Long-term capital gains	761,431	281,521

As of October 31, 2020, the Global Listed Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$52,906,814
Gross unrealized appreciation	$2,871,693
Gross unrealized depreciation	(6,395,254)
Net unrealized depreciation (a)	(3,523,561)
Net unrealized appreciation on foreign currency	196
Undistributed ordinary income	541,801
Undistributed long-term capital gain	683,808
Total distributable earnings	1,225,609
Other accumulated gains/(losses)	-
Total accumulated earnings/(losses)	$(2,297,756)

(a)	The difference between book-basis and tax-basis cost and net unrealized depreciation is attributable primarily to wash sales and partnerships.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited) (Continued)

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Funds’ net asset value and total return.  The Funds’ most recent prospectus provides further descriptions of the Funds’ investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Funds’ performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Funds’ investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Infrastructure Companies Risk (Both Funds). Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.

Further, national and local environmental laws and regulations affect the operations of infrastructure projects.  Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.

•
Concentration Risk (Both Funds).  Since the securities of companies in the same industry or group of industries will comprise a significant portion of each Fund’s portfolio, the Funds will be more significantly impacted by adverse developments in such industries than a fund that invests in a wider variety of industries.

•
Emerging Markets Risk (Global Listed Fund).  Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than those of more developed countries.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2021 (Unaudited) (Continued)

•
Stapled Securities Risk (Both Funds).   A stapled security is comprised of two different securities—a unit of a trust and a share of a company—that are "stapled" together and treated as a unit at all times, including for transfer or trading.  The characteristics and value of a stapled security are influenced by both underlying securities. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

•
Real Estate Investment Trust (REIT) Risk (Both Funds).  Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  In addition, REITs have their own expenses, and the Funds will bear a proportionate share of those expenses.

•
Limited Partnership and MLP Risk (Global Listed Fund).  Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments.  In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid.  Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
Non-Diversification Risk (American Listed Fund). To the extent that the Fund invests its assets in fewer securities, the Fund is subject to a greater risk of loss if any of those securities become permanently impaired than a fund that invests more widely.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of April 30, 2021:

Fund	Shareholder	Percent of Shares Held
Global Listed Fund	Capinco, c/o U.S. Bank N.A.	93.52%
American Listed Fund	Randy Paas IRA, c/o U.S. Bank N.A	91.20%

First Sentier Funds

Expense Example – at April 30, 2021 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Global Listed Infrastructure Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/20 – 4/30/21).  The American Listed Infrastructure Fund Example is based on an investment of $1,000 invested on December 29, 2020, the Fund’s inception date, and held through the end of the entire period (12/29/20 – 4/30/21).

Actual Expenses
For each Fund, two lines are presented in the tables below, with the first line providing information about actual account values and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each Fund, the second line provides information about hypothetical account values and hypothetical expenses based on the respective Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees or exchange fees. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Sentier Global Listed Infrastructure Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/20	4/30/21	11/1/20 – 4/30/21

Actual	$1,000.00	$1,183.60	$5.09

Hypothetical	$1,000.00	$1,020.13	$4.71
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

First Sentier Funds

Expense Example – at April 30, 2021 (Unaudited) (Continued)

First Sentier American Listed Infrastructure Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	12/29/20	4/30/21	12/29/20 – 4/30/21

Actual	$1,000.00	$1,143.00	$2.71

Hypothetical	$1,000.00	$1,014.32	$2.55
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 123 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

First Sentier Funds

NOTICE TO SHAREHOLDERS at April 30, 2021 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-898-5040 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-898-5040.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-PORT is also available, upon request, by calling
1-888-898-5040.

First Sentier Global Listed Infrastructure Fund

Approval of Investment Advisory Agreement (Unaudited)

At meetings held on October 19-20 and December 10-11, 2020, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, on behalf of the First Sentier Global Listed Infrastructure Fund (the “Fund”), the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and First Sentier Investors (US) LLC (the “Advisor”) and the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Trust, the Advisor and First Sentier Investors (Australia) IM Ltd (the “Sub-Advisor”). The Advisor and Sub-Advisor will be referred to together as the “Advisors,” and the Advisory Agreement and Sub-Advisory Agreement will be referred to together as the “Advisory Agreements.” At both meetings, the Board received and reviewed substantial information regarding the Fund, the Advisors and the services provided by the Advisors to the Fund under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisors under the Advisory Agreements. The Board considered the nature, extent and quality of the Advisors’ overall services provided to the Fund, as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisors involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisors, including information regarding its compliance program, its chief compliance officer and the Advisors’ compliance record, as well as the Advisors’ cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. Additionally, the Board considered how the Advisors’ business continuity plan has operated during the recent COVID-19 pandemic. The Board further considered the prior relationship between the Advisors and the Trust, as well as the Board’s knowledge of the Advisors’ operations, and noted that during the course of the prior year they had met with certain personnel of the Advisors to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Advisors had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Advisors. In assessing the quality of the portfolio management delivered by the Advisors, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2020, on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications, an appropriate securities market benchmark, and the Advisors’ similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against a broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between

First Sentier Global Listed Infrastructure Fund

Approval of Investment Advisory Agreement (Unaudited) (Continued)

actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the Fund underperformed the peer group median of its Morningstar comparative universe for the one- and three-year periods ended June 30, 2020. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-year period and underperformed for the three-year period ended June 30, 2020.

The Board also considered any differences in performance between the Advisors’ separately managed accounts and the performance of the Fund, noting that the Fund outperformed the separately managed composite for the one- and three-year periods.

3.
The costs of the services to be provided by the Advisors and the structure of the Advisors’ fees under the Advisory Agreements. In considering the advisory and sub-advisory fees and total expenses of the Fund, the Board reviewed comparisons to the peer funds and the Advisors’ similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements for the Fund. When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisors had contractually agreed to limit the annual expense ratio for the Fund to no more than 0.94% (the “Expense Cap”). The Board noted that the Fund’s total expense ratio was below its peer group median and average. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was below the peer group median and average. The Board considered that the contractual advisory fee was below the peer group median and average and also below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes. The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the advisory fees received from the Fund were below the peer group median and average as of the year ended June 30, 2020.

The Board determined that it would continue to monitor the appropriateness of the advisory and sub-advisory fees for the Fund and concluded that, at this time, the fee to be paid to the Advisors was fair and reasonable.

4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

5.
The profits to be realized by the Advisors and their affiliates from their relationship with the Fund. The Board reviewed the Advisors’ financial information and took into account both the direct benefits and the indirect benefits to the Advisors from advising the

First Sentier Global Listed Infrastructure Fund

Approval of Investment Advisory Agreement (Unaudited) (Continued)

Fund. The Board considered the profitability to the Advisors from its relationship with the Fund and considered any additional material benefits derived by the Advisors from its relationship with the Fund. The Board also considered that the Fund does not charge Rule 12b-1 fees or receive “soft dollar” benefits in exchange for Fund brokerage. The Board noted the Advisors stated there may be unquantifiable indirect benefits by the nature of market perception of scale in the management of the Fund. The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Advisors was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships. After such review, the Board determined that the profitability to the Advisors with respect to the Advisory Agreements was not excessive, and that the Advisors had maintained adequate resources and profit levels to support the services each provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisors, including the advisory and sub-advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the Fund would be in the best interest of the Fund and its shareholders.

First Sentier American Listed Infrastructure Fund

Approval of Investment Advisory Agreement (Unaudited)

At meetings held on June 10-11, 2020 and September 23-24, 2020, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered the initial approval, on behalf of the First Sentier American Listed Infrastructure Fund (the “Fund”), of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and First Sentier Investors (US) LLC (the “Advisor”) and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Trust, the Advisor and First Sentier Investors (Australia) IM Ltd (the “Sub-Advisor”). The Advisor and Sub-Advisor will be referred to together as the “Advisors,” and the Advisory Agreement and Sub-Advisory Agreement will be referred to together as the “Advisory Agreements.” At both meetings, the Board received and reviewed substantial information regarding the Fund, the Advisors and the services provided by the Advisors to the Fund under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreements:

1.
The nature, extent and quality of the services to be provided by the Advisors under the Advisory Agreements. The Board considered the nature, extent and quality of the Advisors’ overall services to be provided to the Fund, as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisors that would be involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisors, including information regarding its compliance program, its chief compliance officer and the Advisors’ compliance record, as well as the Advisors’ cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. Additionally, the Board considered how the Advisors’ business continuity plan has operated during the recent COVID-19 pandemic. The Board further considered the prior relationship between the Advisors and the Trust, with respect to their management of another fund in the Trust, as well as the Board’s knowledge of the Advisors’ operations, and noted that during the course of the prior year they had met with certain personnel to discuss various marketing and compliance topics. The Board concluded that the Advisors had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreements and that they were satisfied with the nature, overall quality and extent of the management services to be provided.

2.	The Fund’s historical performance and the overall performance of the Advisors. As the Fund was newly created, the Board was unable to review the performance of the Fund.

3.
The costs of the services to be provided by the Advisors and the structure of the Advisors’ fees under the Advisory Agreements. In considering the proposed advisory and sub-advisory fees and total expenses of the Fund, the Board reviewed comparisons to the peer funds as determined by Morningstar, as well as all expense waivers and reimbursements. The Trustees noted that the Advisor had contractually agreed to maintain a certain annual expense ratio for the Fund.

The Board noted that the Advisors had contractually agreed to limit the annual expense ratio for the Fund to no more than 0.75% (the “Expense Cap”). The Board noted that the Fund’s total

First Sentier American Listed Infrastructure Fund

Approval of Investment Advisory Agreement (Unaudited) (Continued)

expense ratio was below its peer group median and average. The Board also considered that the contractual advisory fee was below the peer group median and average.

The Board concluded that the fees to be received by the Advisors were fair and reasonable.

4.
Economies of Scale. The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of the Fund grows. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap. The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels as it had yet to commence operations, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisors and their affiliates from their relationship with the Fund. The Board discussed the likely overall profitability of the Advisors from managing the new Fund. In assessing possible profitability, the Board reviewed the Advisors’ financial information and took into account both the likely direct and indirect benefits to the Advisors from advising the Fund. The Board concluded that the Advisors’ profit from managing the Fund would likely not be excessive and, after review of relevant financial information, the Advisors would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreements for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisors, including the advisory and sub-advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the Advisory Agreements would be in the best interest of the Fund and its shareholders.

HOUSEHOLDING

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 888-898-5040 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

First Sentier Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
First Sentier Investors (US) LLC
10 East 53rd Street, 21st Floor
New York, New York 10022

Investment Sub-Adviser
First Sentier Investors (Australia) IM Ltd
Darling Park, Tower 1
201 Sussex Street
Sydney, NSW 2000
Australia

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-888-898-5040.

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  7/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  7/7/21

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date  7/6/21

* Print the name and title of each signing officer under his or her signature